FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1998     June 30, 1999     in Unit Value
                                           -----------------   -----------------   --------------
 FUTURITY CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........      $11.2634            $12.2515             8.77%
   V.I. Growth Fund......................       12.5052             13.9819            11.81
   V.I. Growth and Income Fund...........       11.2957             12.8525            13.78
   V.I. International Equity Fund........       10.9969             11.4057             3.72
 The Alger American Fund
   Growth Portfolio......................       12.6460             14.5691            15.21
   Income and Growth Portfolio...........       11.8414             12.6929             7.19
   Small Capitalization Portfolio........       10.3887             11.6926            12.55
 Goldman Sachs Variable Insurance Trust
   CORE Large Cap Growth Fund............       11.0000             12.2901            11.73
   CORE Small Cap Equity Fund............        8.9463              9.3665             4.70
   CORE US Equity Fund...................       11.3062             12.7724            12.97
   Growth and Income Fund................        9.2498             10.1446             9.67
   International Equity Fund.............       10.5032             10.7114             1.98
 J.P. Morgan Series Trust II
   Equity Portfolio......................       10.8269             12.2413            13.06
   International Opportunities
    Portfolio............................        9.2403             10.2387            10.80
   Small Company Portfolio...............        8.3553              8.8092             5.43
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       10.0766             11.4960            14.09
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       11.3759             12.2364             7.56
   Emerging Growth Series................       12.1772             13.5443            11.23
   Government Securities Series..........       10.5829             10.2909            (2.76)
   High Yield Series.....................        9.6667             10.0819             4.30
   Money Market Series...................       10.3120             10.4628             1.46
   Utilities Series......................       10.3843             11.3428             9.23
 OCC Accumulation Trust
   Equity Portfolio......................       10.5664             11.4940             8.78
   Mid Cap Portfolio.....................        9.7036             10.0899             3.98
   Small Cap Portfolio...................        8.2560              8.4922             2.86
 Salomon Brothers Variable Series Funds,
 Inc.
   Variable Capital Fund.................       10.8433             12.1929            12.45
   Variable Investors Fund...............       10.2249             11.7135            14.56
   Variable Strategic Bond Fund..........       10.4937             10.3393            (1.47)
   Variable Total Return Fund............       10.1488             10.5540             3.99
 Warburg Pincus Trust
   Emerging Markets Portfolio............        7.2856              9.7863            34.32
   International Equity Portfolio........        9.0185              9.6290             6.77
   Post-Venture Capital Portfolio........        9.2305             10.3344            11.96
   Small Company Growth Portfolio........        8.8466              9.3785             6.01

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1998     June 30, 1999     in Unit Value
                                           -----------------   -----------------   --------------
 FUTURITY II CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........      $11.2991            $12.2891             8.76%
   V.I. Growth Fund......................       11.3293             12.6659            11.80
   V.I. Growth and Income Fund...........       11.0655             12.5894            13.77
   V.I. International Equity Fund........       10.5553             10.9466             3.71
 The Alger American Fund
   Growth Portfolio......................       11.1993             12.9011            15.20
   Income and Growth Portfolio...........       11.0273             11.8191             7.18
   Small Capitalization Portfolio........       11.3603             12.7849            12.54
 Goldman Sachs Variable Insurance Trust
   CORE Large Cap Growth Fund............       11.0085             12.2984            11.72
   CORE Small Cap Equity Fund............       10.8679             11.3772             4.69
   CORE US Equity Fund...................       10.8370             12.2411            12.96
   Growth and Income Fund................       10.3642             11.3656             9.66
   International Equity Fund.............       10.5999             10.8089             1.97
 J.P. Morgan Series Trust II
   Equity Portfolio......................       10.7114             12.1096            13.05
   International Opportunities
    Portfolio............................       10.5058             11.6399            10.79
   Small Company Portfolio...............       10.8537             11.4422             5.42
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       10.5917             12.0825            14.08
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       11.1244             11.9647             7.55
   Massachusetts Investors Trust
    Series...............................       10.0000*            10.2838             2.84
   Emerging Growth Series................       11.2723             12.5366            11.22
   Government Securities Series..........        9.9595              9.6837            (2.77)
   High Yield Series.....................        9.9916             10.4198             4.29
   Massachusetts Investors Growth Stock
    Series...............................       10.0000*            10.5255             5.26
   New Discovery Series..................       10.0000*            10.9596             9.60
   Total Return Series...................       10.0000*            10.0232             0.23
   Utilities Series......................       10.5369             11.5083             9.22
 OCC Accumulation Trust
   Equity Portfolio......................       10.5784             11.5059             8.77
   Mid Cap Portfolio.....................       10.6171             11.0386             3.97
   Small Cap Portfolio...................       10.3520             10.6471             2.85
   Managed Portfolio.....................       10.5329             11.2136             6.46
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund.........       10.0143             10.1583             1.44
   Sun Capital Investment Grade Bond
    Fund.................................        9.9809              9.8573            (1.24)
   Sun Capital Real Estate Fund..........       10.0837             10.4765             3.90
 Warburg Pincus Trust
   Emerging Markets Portfolio............       10.4931             13.9572            33.01
   International Equity Portfolio........       10.3709             11.0109             6.17
   Post-Venture Capital Portfolio........       11.2546             12.5995            11.95
   Small Company Growth Portfolio........       11.0954             11.7614             6.00

 *Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------
                                             Beginning of                          Percent Change
                                               Period *          June 30, 1999     in Unit Value
                                           -----------------   -----------------   --------------
 FUTURITY FOCUS CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........      $10.0000            $11.1067            11.07%
   V.I. Growth Fund......................       10.0000             10.6100             6.10
   V.I. Growth and Income Fund...........       10.0000             10.6030             6.03
   V.I. International Equity Fund........       10.0000             10.4739             4.74
 The Alger American Fund
   Growth Portfolio......................       10.0000             10.4460             4.46
   Income and Growth Portfolio...........       10.0000             10.1401             1.40
   Small Capitalization Portfolio........       10.0000             11.4395            14.40
 Goldman Sachs Variable Insurance Trust
   CORE Large Cap Growth Fund............       10.0000             10.5372             5.37
   CORE Small Cap Equity Fund............       10.0000             11.3765            13.77
   CORE US Equity Fund...................       10.0000             10.5613             5.61
   Growth and Income Fund................       10.0000             10.7604             7.60
   International Equity Fund.............       10.0000             10.0583             0.58
 J.P. Morgan Series Trust II
   Equity Portfolio......................       10.0000             10.9671             9.67
   International Opportunities
    Portfolio............................       10.0000             10.6359             6.36
   Small Company Portfolio...............       10.0000             11.2659            12.66
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........       10.0000             11.0181            10.18
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........       10.0000             10.7550             7.55
   Massachusetts Investors Trust
    Series...............................       10.0000             10.2871             2.87
   Emerging Growth Series................       10.0000             10.7740             7.74
   Government Securities Series..........       10.0000              9.8459            (1.54)
   High Yield Series.....................       10.0000             10.0593             0.59
   Massachusetts Investors Growth Stock
    Series...............................       10.0000             10.5288             5.29
   New Discovery Series..................       10.0000             10.9631             9.63
   Total Return Series...................       10.0000             10.0265             0.27
   Utilities Series......................       10.0000             10.9052             9.05
 OCC Accumulation Trust
   Equity Portfolio......................       10.0000             10.9355             9.36
   Mid Cap Portfolio.....................       10.0000             10.8692             8.69
   Small Cap Portfolio...................       10.0000             11.3645            13.65
   Managed Portfolio.....................       10.0000             10.5980             5.98
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund.........       10.0000             10.0864             0.86
   Sun Capital Investment Grade Bond
    Fund.................................       10.0000              9.8690            (1.31)
   Sun Capital Real Estate Fund..........       10.0000             11.1424            11.42
 Warburg Pincus Trust
   Emerging Markets Portfolio............       10.0000             13.6856            36.86
   International Equity Portfolio........       10.0000             10.5420             5.42
   Post-Venture Capital Portfolio........       10.0000             11.1519            11.52
   Small Company Growth Portfolio........       10.0000             11.2368            12.37

 *Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1999

 ASSETS:
   Investments in:                             Shares        Cost         Value
                                             ----------  ------------  ------------
     AIM Variable Insurance Fund, Inc.
       V.I. Capital Appreciation Fund
        ("AIM1")...........................     122,869  $  3,003,340  $  3,391,178
       V.I. Growth Fund ("AIM2")...........     347,274     8,797,597     9,695,887
       V.I. Growth and Income Fund
        ("AIM3")...........................     471,297    11,467,789    12,823,998
       V.I. International Equity Fund
        ("AIM4")...........................     391,181     7,612,093     8,015,294
     The Alger American Fund
       Growth Portfolio ("AL1")............     292,805    15,764,440    16,350,255
       Income and Growth Portfolio
        ("AL2")............................     571,136     7,366,456     7,607,539
       Small Capitalization Portfolio
        ("AL3")............................      58,885     2,425,075     2,566,209
     Goldman Sachs Variable Insurance Trust
       CORE Large Cap Growth Fund
        ("GS1")............................     532,761     6,286,728     7,000,483
       CORE Small Cap Equity Fund
        ("GS2")............................      82,354       721,014       784,829
       CORE US Equity Fund ("GS3").........     688,199     8,126,043     8,939,709
       Growth and Income Fund ("GS4")......     303,543     3,283,844     3,502,885
       International Equity Fund ("GS5")...      80,250       949,035       981,456
     J.P. Morgan Series Trust II
       Equity Portfolio ("JP1")............     512,591     8,427,884     9,139,506
       International Opportunities
        Portfolio ("JP2")..................     113,262     1,221,205     1,324,034
       Small Company Portfolio ("JP3").....      43,739       509,049       550,239
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio
        ("LA1")............................     410,828     8,886,471     9,740,724
     MFS/Sun Life Series Trust
       Capital Appreciation Series
        ("CAS")............................     202,594     8,663,897     8,953,629
       Massachusetts Investors Trust Series
        ("MIT")............................       9,641       353,342       361,616
       Emerging Growth Series ("EGS")......     443,661     9,951,071    11,383,494
       Government Securities Series
        ("GSS")............................     619,177     8,047,920     7,713,277
       High Yield Series ("HYS")...........     690,151     6,343,982     6,116,765
       Massachusetts Investors Growth Stock
        Series ("MIS").....................      29,531       370,080       389,312
       Money Market Series ("MMS").........   4,335,780     4,335,780     4,335,780
       New Discovery Series ("NWD")........      10,766       117,723       125,289
       Total Return Series ("TRS").........      11,628       221,989       222,630
       Utilities Series ("UTS")............     532,686     8,797,424     8,855,595
     OCC Accumulation Trust
       Equity Portfolio ("OP1")............     241,429     9,133,296     9,686,148
       Mid Cap Portfolio ("OP2")...........     274,657     2,649,797     2,815,232
       Small Cap Portfolio ("OP3").........      80,724     1,781,693     1,918,003
       Managed Portfolio ("OP4")...........      25,537     1,111,258     1,138,166
     Salomon Brothers Variable Series
      Funds, Inc.
       Variable Capital Fund ("SB1").......      24,152       259,782       316,390
       Variable Investors Fund ("SB2").....      49,785       539,562       632,269
       Variable Strategic Bond Fund
        ("SB3")............................     551,380     5,626,966     5,541,371
       Variable Total Return Fund
        ("SB4")............................     486,067     5,038,727     5,293,270
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund
        ("SCA1")...........................   2,201,494     2,201,494     2,201,494
       Sun Capital Investment Grade Bond
        Fund ("SCA2")......................     269,670     2,630,150     2,598,943
       Sun Capital Real Estate Fund
        ("SCA3")...........................      50,290       495,951       518,061
     Warburg Pincus Trust
       Emerging Markets Portolio ("WP1")...      38,658       346,522       424,084
       International Equity Portfolio
        ("WP2")............................      40,027       442,871       470,319
       Post-Venture Capital Portfolio
        ("WP3")............................      19,115       219,136       253,851
       Small Company Growth Portfolio
        ("WP4")............................      41,376       629,571       707,111
                                                         ------------  ------------
                                                         $175,158,047  $185,386,324
                                                         ------------
                                                         ------------
 LIABILITY:
   Payable to sponsor................................................       (23,773)
                                                                       ------------
         Net Assets..................................................  $185,362,551
                                                                       ------------
                                                                       ------------

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1999 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
  NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    FUTURITY CONTRACTS:
    AIM Variable Insurance Fund, Inc
      V.I. Capital Appreciation Fund...........    186,003   $12.2515   $  2,278,783    $ 15,633   $  2,294,416
      V.I. Growth Fund.........................    365,057    13.9819      5,104,119      13,194      5,117,313
      V.I. Growth and Income Fund..............    618,458    12.8525      7,948,648      --          7,948,648
      V.I. International Equity Fund...........    413,935    11.4057      4,721,057      12,581      4,733,638
    The Alger American Fund
      Growth Portfolio.........................    650,264    14.5691      9,473,794      17,159      9,490,953
      Income and Growth Portfolio..............    365,187    12.6929      4,635,230      --          4,635,230
      Small Capitalization Portfolio...........    140,908    11.6926      1,647,570      --          1,647,570
    Goldman Sachs Variable Insurance Trust
      CORE Large Cap Growth Fund...............    344,180    12.2901      4,229,983      25,375      4,255,358
      CORE Small Cap Equity Fund...............     57,378     9.3665        537,428      19,902        557,330
      CORE US Equity Fund......................    466,821    12.7724      5,962,405       1,526      5,963,931
      Growth and Income Fund...................    256,331    10.1446      2,600,361      --          2,600,361
      International Equity Fund................     48,351    10.7114        517,926      11,777        529,703
    J.P. Morgan Series Trust II
      Equity Portfolio.........................    479,818    12.2413      5,872,097      15,679      5,887,776
      International Opportunities Portfolio....     88,354    10.2387        904,622      12,338        916,960
      Small Company Portfolio..................     31,482     8.8092        277,001      --            277,001
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............    536,949    11.4960      6,172,664      --          6,172,664
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............    487,702    12.2364      5,967,798      14,998      5,982,796
      Emerging Growth Series...................    556,471    13.5443      7,537,209      15,668      7,552,877
      Government Securities Series.............    466,072    10.2909      4,796,688      40,253      4,836,941
      High Yield Series........................    418,754    10.0819      4,221,835      29,853      4,251,688
      Money Market Series......................    414,408    10.4628      4,335,780      --          4,335,780
      Utilities Series.........................    584,502    11.3428      6,630,413      15,457      6,645,870
    OCC Accumulation Trust
      Equity Portfolio.........................    623,664    11.4940      7,168,897       1,494      7,170,391
      Mid Cap Portfolio........................    166,209    10.0899      1,677,012      14,144      1,691,156
      Small Cap Portfolio......................    171,906     8.4922      1,459,917      13,454      1,473,371
    Salomon Brothers Variable Series Funds,
     Inc.
      Variable Capital Fund....................     25,949    12.1929        316,390      --            316,390
      Variable Investors Fund..................     53,978    11.7135        632,269      --            632,269
      Variable Strategic Bond Fund.............    533,020    10.3393      5,510,840      29,381      5,540,221
      Variable Total Return Fund...............    501,546    10.5540      5,293,270      --          5,293,270
    Warburg Pincus Trust
      Emerging Markets Portfolio...............     34,778     9.7863        340,060      14,419        354,479
      International Equity Portfolio...........     37,373     9.6290        359,665      --            359,665
      Post-Venture Capital Portfolio...........     19,657    10.3344        203,140      15,673        218,813
      Small Company Growth Portfolio...........     55,315     9.3785        518,766      --            518,766
                                                                        ------------  -----------  ------------
                                                                        $119,853,637    $349,958   $120,203,595
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1999 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
    FUTURITY II CONTRACTS:
    AIM Variable Insurance Fund, Inc.
      V.I. Capital Appreciation Fund...........     86,750   $12.2891   $  1,066,078    $  2,652   $  1,068,730
      V.I. Growth Fund.........................    357,124    12.6659      4,523,309      25,416      4,548,725
      V.I. Growth and Income Fund..............    372,096    12.5894      4,684,494       2,483      4,686,977
      V.I. International Equity Fund...........    291,799    10.9466      3,194,222      75,679      3,269,901
    The Alger American Fund
      Growth Portfolio.........................    518,229    12.9011      6,685,689       2,405      6,688,094
      Income and Growth Portfolio..............    231,652    11.8191      2,737,919     100,514      2,838,433
      Small Capitalization Portfolio...........     69,046    12.7849        882,750       2,733        885,483
    Goldman Sachs Variable Insurance Trust
      CORE Large Cap Growth Fund...............    217,434    12.2984      2,674,111      67,877      2,741,988
      CORE Small Cap Equity Fund...............     19,690    11.3772        224,014      --            224,014
      CORE US Equity Fund......................    237,497    12.2411      2,907,175      31,932      2,939,107
      Growth and Income Fund...................     77,771    11.3656        883,909      --            883,909
      International Equity Fund................     40,377    10.8089        436,407      --            436,407
    J.P. Morgan Series Trust II
      Equity Portfolio.........................    260,354    12.1096      3,152,756       2,713      3,155,469
      International Opportunities Portfolio....     34,194    11.6399        398,019       2,657        400,676
      Small Company Portfolio..................     23,457    11.4422        268,404      --            268,404
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............    283,234    12.0825      3,422,169      --          3,422,169
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............    236,694    11.9647      2,832,103      35,819      2,867,922
      Massachusetts Investors Trust Series.....     33,479    10.2838        344,288      --            344,288
      Emerging Growth Series...................    293,278    12.5366      3,676,905      40,952      3,717,857
      Government Securities Series.............    283,086     9.6837      2,741,407      24,557      2,765,964
      High Yield Series........................    168,999    10.4198      1,760,969      49,526      1,810,495
      Massachusetts Investors Growth Stock
       Series..................................     36,883    10.5255        388,156      --            388,156
      New Discovery Series.....................      9,365    10.9596        102,626      --            102,626
      Total Return Series......................     22,110    10.0232        221,602      --            221,602
      Utilities Series.........................    180,561    11.5083      2,078,192      35,712      2,113,904
    OCC Accumulation Trust
      Equity Portfolio.........................    215,190    11.5059      2,476,255       6,292      2,482,547
      Mid Cap Portfolio........................     97,181    11.0386      1,072,727      24,610      1,097,337
      Small Cap Portfolio......................     41,272    10.6471        439,414       2,987        442,401
      Managed Portfolio........................    100,912    11.2136      1,131,612      --          1,131,612
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............    206,092    10.1583      2,093,624      --          2,093,624
      Sun Capital Investment Grade Bond Fund...    252,510     9.8573      2,488,820      44,378      2,533,198
      Sun Capital Real Estate Fund.............     48,824    10.4765        511,485       3,427        514,912
    Warburg Pincus Trust
      Emerging Markets Portfolio...............      4,584    13.9572         63,974       3,621         67,595
      International Equity Portfolio...........      9,836    11.0109        108,300      --            108,300
      Post-Venture Capital Portfolio...........      2,556    12.5995         32,205      --             32,205
      Small Company Growth Portfolio...........     15,920    11.7614        187,221      --            187,221
                                                                        ------------  -----------  ------------
                                                                        $ 62,893,310    $588,942   $ 63,482,252
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1999 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
    FUTURITY FOCUS CONTRACTS:
    AIM Variable Insurance Fund, Inc.
      V.I. Capital Appreciation Fund...........      2,386   $11.1067   $     26,497    $ --       $     26,497
      V.I. Growth Fund.........................      2,710    10.6100         28,749      --             28,749
      V.I. Growth and Income Fund..............     17,757    10.6030        188,273      --            188,273
      V.I. International Equity Fund...........      1,024    10.4739         10,723      --             10,723
    The Alger American Fund
      Growth Portfolio.........................     16,289    10.4460        170,156      --            170,156
      Income and Growth Portfolio..............     13,170    10.1401        133,547      --            133,547
      Small Capitalization Portfolio...........      2,894    11.4395         33,103      --             33,103
    Goldman Sachs Variable Insurance Trust
      CORE Large Cap Growth Fund...............        100    10.5372          1,054      --              1,054
      CORE Small Cap Equity Fund...............        100    11.3765          1,138      --              1,138
      CORE US Equity Fund......................      3,467    10.5613         36,612      --             36,612
      Growth and Income Fund...................      1,730    10.7604         18,615      --             18,615
      International Equity Fund................      1,453    10.0583         14,619      --             14,619
    J.P. Morgan Series Trust II
      Equity Portfolio.........................      8,683    10.9671         95,227      --             95,227
      International Opportunities Portfolio....        520    10.6359          5,529      --              5,529
      Small Company Portfolio..................        429    11.2659          4,834      --              4,834
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............     13,241    11.0181        145,891      --            145,891
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............      9,419    10.7550        101,295      --            101,295
      Massachusetts Investors Trust Series.....      1,684    10.2871         17,328      --             17,328
      Emerging Growth Series...................     10,279    10.7740        110,747      --            110,747
      Government Securities Series.............     11,151     9.8459        109,754      --            109,754
      High Yield Series........................      5,346    10.0593         53,776      --             53,776
      Massachusetts Investors Growth Stock
       Series..................................        110    10.5288          1,156      --              1,156
      New Discovery Series.....................      2,067    10.9631         22,663      --             22,663
      Total Return Series......................        103    10.0265          1,028      --              1,028
      Utilities Series.........................      8,728    10.9052         95,171      --             95,171
    OCC Accumulation Trust
      Equity Portfolio.........................      3,048    10.9355         33,333      --             33,333
      Mid Cap Portfolio........................      2,363    10.8692         25,682      --             25,682
      Small Cap Portfolio......................        100    11.3645          1,137      --              1,137
      Managed Portfolio........................        618    10.5980          6,554      --              6,554
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............     10,695    10.0864        107,870      --            107,870
      Sun Capital Investment Grade Bond Fund...      6,639     9.8690         65,533      --             65,533
      Sun Capital Real Estate Fund.............        283    11.1424          3,148      --              3,148
    Warburg Pincus Trust
      Emerging Markets Portfolio...............        100    13.6856          1,369      --              1,369
      International Equity Portfolio...........        223    10.5420          2,354      --              2,354
      Post-Venture Capital Portfolio...........        100    11.1519          1,115      --              1,115
      Small Company Growth Portfolio...........        100    11.2368          1,124      --              1,124
                                                                        ------------  -----------  ------------
                                                                        $  1,676,704    $ --       $  1,676,704
                                                                        ------------  -----------  ------------
  Net Assets..........................................................  $184,423,651    $938,900   $185,362,551
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999

                                               AIM1             AIM2            AIM3            AIM4             AL1
                                            Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $ 35,984       $ --             $ --            $ --            $1,046,127
   Mortality and expense risk charges....      (15,091)        (33,208)         (45,285)        (27,803)        (54,795)
   Distribution expense charges..........       (1,811)         (3,985)          (5,434)         (3,337)         (6,575)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $ 19,082       $ (37,193)       $ (50,719)      $ (31,140)      $ 984,757
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $434,623       $ 381,197        $ 886,006       $1,227,091      $ 930,156
     Cost of investments sold............     (412,011)       (334,552)        (767,389)     (1,197,674)       (724,639)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gains (losses).......     $ 22,612       $  46,645        $ 118,617       $  29,417       $ 205,517
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $387,838       $ 898,290        $1,356,209      $ 403,201       $ 585,815
     Beginning of period.................      128,463         230,796          401,885         135,808         496,292
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $259,375       $ 667,494        $ 954,324       $ 267,393       $  89,523
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $281,987       $ 714,139        $1,072,941      $ 296,810       $ 295,040
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $301,069       $ 676,946        $1,022,222      $ 265,670       $1,279,797
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------


                                                AL3             GS1              GS2             GS3             GS4
                                            Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $217,834       $ --             $ --            $ --            $ --
   Mortality and expense risk charges....       (9,247)        (25,244)          (2,683)        (36,994)        (15,755)
   Distribution expense charges..........       (1,110)         (3,029)            (322)         (4,439)         (1,891)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $207,477       $ (28,273)       $  (3,005)      $ (41,433)      $ (17,646)
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $186,898       $ 363,171        $  40,415       $2,228,194      $ 374,887
     Cost of investments sold............     (182,783)       (326,484)         (47,497)     (2,013,419)       (400,522)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gains (losses).......     $  4,115       $  36,687        $  (7,082)      $ 214,775       $ (25,635)
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $141,134       $ 713,755        $  63,815       $ 813,666       $ 219,041
     Beginning of period.................       96,395         229,353           10,059         296,953         (71,917)
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 44,739       $ 484,402        $  53,756       $ 516,713       $ 290,958
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $ 48,854       $ 521,089        $  46,674       $ 731,488       $ 265,323
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $256,331       $ 492,816        $  43,669       $ 690,055       $ 247,677
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------

                                                AL2
                                            Sub-Account
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $318,109
   Mortality and expense risk charges....      (29,016)
   Distribution expense charges..........       (3,482)
                                           -------------
       Net investment income (loss)......     $285,611
                                           -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $756,835
     Cost of investments sold............     (657,335)
                                           -------------
       Net realized gains (losses).......     $ 99,500
                                           -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $241,083
     Beginning of period.................      271,924
                                           -------------
       Change in unrealized appreciation
        (depreciation)...................     $(30,841)
                                           -------------
     Realized and unrealized gains
      (losses)...........................     $ 68,659
                                           -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $354,270
                                           -------------
                                           -------------
                                                GS5
                                            Sub-Account
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $--
   Mortality and expense risk charges....       (3,711)
   Distribution expense charges..........         (445)
                                           -------------
       Net investment income (loss)......     $ (4,156)
                                           -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $117,612
     Cost of investments sold............     (114,454)
                                           -------------
       Net realized gains (losses).......     $  3,158
                                           -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 32,421
     Beginning of period.................       16,662
                                           -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 15,759
                                           -------------
     Realized and unrealized gains
      (losses)...........................     $ 18,917
                                           -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $ 14,761
                                           -------------
                                           -------------

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999 -- continued

                                                JP1             JP2              JP3             LA1             CAS
                                            Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $ 67,259       $   3,771        $     284       $ --            $ 810,380
   Mortality and expense risk charges....      (33,956)         (5,072)          (2,016)        (37,339)        (39,064)
   Distribution expense charges..........       (4,075)           (609)            (242)         (4,481)         (4,688)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $ 29,228       $  (1,910)       $  (1,974)      $ (41,820)      $ 766,628
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $979,274       $  74,374        $ 124,352       $ 744,199       $1,416,343
     Cost of investments sold............     (883,925)        (75,342)        (132,778)       (716,499)     (1,281,778)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gains (losses).......     $ 95,349       $    (968)       $  (8,426)      $  27,700       $ 134,565
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $711,622       $ 102,829        $  41,190       $ 854,253       $ 289,732
     Beginning of period.................       73,661           7,372           (1,240)         21,161         629,805
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $637,961       $  95,457        $  42,430       $ 833,092       $(340,073)
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $733,310       $  94,489        $  34,004       $ 860,792       $(205,508)
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $762,538       $  92,579        $  32,030       $ 818,972       $ 561,120
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------


                                                                                                 MIS
                                                EGS             GSS              HYS            Sub-             MMS
                                            Sub-Account     Sub-Account      Sub-Account     Account(a)      Sub-Account
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $139,055       $ 261,158        $ 363,604       $ --            $ 101,859
   Mortality and expense risk charges....      (46,847)        (25,846)         (23,540)           (276)        (29,459)
   Distribution expense charges..........       (5,622)         (3,102)          (2,825)            (33)         (3,535)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $ 86,586       $ 232,210        $ 337,239       $    (309)      $  68,865
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    1$,397,836      $ 799,267        $ 562,967       $     430       $4,113,732
     Cost of investments sold............   (1,231,878)       (800,953)        (586,784)           (421)     (4,113,732)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gains (losses).......     $165,958       $  (1,686)       $ (23,817)      $       9       $ --
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    1$,432,423      $(334,643)       $(227,217)      $  19,232       $ --
     Beginning of period.................      777,281          13,091           (2,792)        --              --
                                           -------------   --------------   -------------   -------------   -------------
   Change in unrealized appreciation
    (depreciation).......................     $655,142       $(347,734)       $(224,425)      $  19,232       $ --
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $821,100       $(349,420)       $(248,242)      $  19,241       $ --
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $907,686       $(117,210)       $  88,997       $  18,932       $  68,865
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------

                                                MIT
                                           Sub-Account(a)
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $--
   Mortality and expense risk charges....         (174)
   Distribution expense charges..........          (21)
                                                ------
       Net investment income (loss)......     $   (195)
                                                ------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $    335
     Cost of investments sold............         (333)
                                                ------
       Net realized gains (losses).......     $      2
                                                ------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $  8,274
     Beginning of period.................      --
                                                ------
       Change in unrealized appreciation
        (depreciation)...................     $  8,274
                                                ------
     Realized and unrealized gains
      (losses)...........................     $  8,276
                                                ------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $  8,081
                                                ------
                                                ------

                                                NWD
                                           Sub-Account(a)
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $--
   Mortality and expense risk charges....          (83)
   Distribution expense charges..........          (10)
                                                ------
       Net investment income (loss)......     $    (93)
                                                ------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $    242
     Cost of investments sold............         (231)
                                                ------
       Net realized gains (losses).......     $     11
                                                ------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $  7,566
     Beginning of period.................      --
                                                ------
   Change in unrealized appreciation
    (depreciation).......................     $  7,566
                                                ------
     Realized and unrealized gains
      (losses)...........................     $  7,577
                                                ------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $  7,484
                                                ------
                                                ------

(a) For the period May 17, 1999 (commencement of operations) through June 30, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999 -- continued

                                                TRS             UTS              OP1             OP2             OP3
                                           Sub-Account(a)   Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $--            $ 752,022        $ 269,760       $ --            $   6,172
   Mortality and expense risk charges....         (174)        (34,073)         (39,439)        (10,275)         (7,481)
   Distribution expense charges..........          (21)         (4,089)          (4,733)         (1,233)           (898)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $   (195)      $ 713,860        $ 225,588       $ (11,508)      $  (2,207)
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $    144       $ 730,711        $ 994,412       $ 674,386       $ 102,321
     Cost of investments sold............         (145)       (693,877)        (976,596)       (665,791)       (110,011)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gains (losses).......     $     (1)      $  36,834        $  17,816       $   8,595       $  (7,690)
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $    641       $  58,171        $ 552,852       $ 165,435       $ 136,310
     Beginning of period.................      --              203,450          201,803          41,964          28,952
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $    641       $(145,279)       $ 351,049       $ 123,471       $ 107,358
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $    640       $(108,445)       $ 368,865       $ 132,066       $  99,668
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $    445       $ 605,415        $ 594,453       $ 120,558       $  97,461
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------


                                                SB1             SB2              SB3             SB4            SCA1
                                            Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $--            $ --             $ --            $ --            $  16,792
   Mortality and expense risk charges....       (1,686)         (2,961)         (26,415)        (25,491)         (4,873)
   Distribution expense charges..........         (202)           (355)          (3,170)         (3,059)           (585)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $ (1,888)      $  (3,316)       $ (29,585)      $ (28,550)      $  11,334
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 36,158       $  35,076        $ 757,315       $ 524,345       $ 917,299
     Cost of investments sold............      (33,676)        (32,579)        (771,560)       (512,025)       (917,299)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gains (losses).......     $  2,482       $   2,497        $ (14,245)      $  12,320       $ --
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 56,608       $  92,707        $ (85,595)      $ 254,543       $ --
     Beginning of period.................       23,271          19,454          (66,852)         64,469         --
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 33,337       $  73,253        $ (18,743)      $ 190,074       $ --
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $ 35,819       $  75,750        $ (32,988)      $ 202,394       $ --
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $ 33,931       $  72,434        $ (62,573)      $ 173,844       $  11,334
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------

                                                OP4
                                            Sub-Account
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $  7,353
   Mortality and expense risk charges....       (2,624)
   Distribution expense charges..........         (315)
                                           -------------
       Net investment income (loss)......     $  4,414
                                           -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 78,810
     Cost of investments sold............      (76,888)
                                           -------------
       Net realized gains (losses).......     $  1,922
                                           -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 26,908
     Beginning of period.................           54
                                           -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 26,854
                                           -------------
     Realized and unrealized gains
      (losses)...........................     $ 28,776
                                           -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $ 33,190
                                           -------------
                                           -------------
                                               SCA2
                                            Sub-Account
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $ 25,055
   Mortality and expense risk charges....       (5,372)
   Distribution expense charges..........         (645)
                                           -------------
       Net investment income (loss)......     $ 19,038
                                           -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $152,456
     Cost of investments sold............     (154,120)
                                           -------------
       Net realized gains (losses).......     $ (1,664)
                                           -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $(31,207)
     Beginning of period.................           21
                                           -------------
       Change in unrealized appreciation
        (depreciation)...................     $(31,228)
                                           -------------
     Realized and unrealized gains
      (losses)...........................     $(32,892)
                                           -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $(13,854)
                                           -------------
                                           -------------

(a) For the period May 17, 1999 (commencement of operations) through June 30, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999 -- continued

                                               SCA3             WP1              WP2             WP3             WP4
                                            Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $      7       $   1,413        $     854       $ --            $ --
   Mortality and expense risk charges....       (1,411)         (1,678)          (1,966)         (1,022)         (3,118)
   Distribution expense charges..........         (169)           (201)            (236)           (123)           (374)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $ (1,573)      $    (466)       $  (1,348)      $  (1,145)      $  (3,492)
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 77,399       $ 176,263        $  29,071       $  32,959       $ 198,680
     Cost of investments sold............      (76,430)       (147,817)         (31,581)        (34,799)       (191,527)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gains (losses).......     $    969       $  28,446        $  (2,510)      $  (1,840)      $   7,153
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 22,110       $  77,562        $  27,448       $  34,715       $  77,540
     Beginning of period.................           97          (3,352)          (1,858)          7,438          29,531
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 22,013       $  80,914        $  29,306       $  27,277       $  48,009
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $ 22,982       $ 109,360        $  26,796       $  25,437       $  55,162
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................     $ 21,409       $ 108,894        $  25,448       $  24,292       $  51,670
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                                     AIM1                          AIM2                          AIM3
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998(a)          1999         1998(a)          1999         1998(b)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   19,082     $     (159)    $  (37,193)    $  144,861     $  (50,719)    $   32,869
  Net realized gains (losses)...........       22,612         (6,126)        46,645          2,691        118,617           (547)
  Net unrealized gains (losses).........      259,375        128,463        667,494        230,796        954,324        401,885
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $  301,069     $  122,178     $  676,946     $  378,348     $1,022,222     $  434,207
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $  937,952     $1,229,109     $3,542,088     $2,015,774     $3,731,996     $2,099,297
    Net transfers between Sub-Accounts
     and Fixed Account..................      630,432        212,774      2,959,340        193,750      4,496,963      1,293,608
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (49,370)       (10,395)       (89,822)       (18,667)      (206,134)       (50,636)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $1,519,014     $1,431,488     $6,411,606     $2,190,857     $8,022,825     $3,342,269
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $   17,692     $  --          $   38,358     $  --          $    2,506     $  --
    Annuity payments....................         (263)       --                (228)       --                 (31)       --
    Adjustments to annuity reserve......       (1,535)       --              (1,100)       --                (100)       --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $   15,894     $  --          $   37,030     $  --          $    2,375     $  --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $1,534,908     $1,431,488     $6,448,636     $2,190,857     $8,025,200     $3,342,269
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $1,835,977     $1,553,666     $7,125,582     $2,569,205     $9,047,422     $3,776,476
NET ASSETS:
  Beginning of period...................    1,553,666        --           2,569,205        --           3,776,476        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $3,389,643     $1,553,666     $9,694,787     $2,569,205     $12,823,898    $3,776,476
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     AIM4                           AL1                           AL2
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998(a)          1999         1998(b)          1999         1998(b)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  (31,140)    $    8,211     $  984,757     $    6,203     $  285,611     $    6,890
  Net realized gains (losses)...........       29,417        (51,782)       205,517        (18,561)        99,500         (5,236)
  Net unrealized gains (losses).........      267,393        135,808         89,523        496,292        (30,841)       271,924
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $  265,670     $   92,237     $1,279,797     $  483,934     $  354,270     $  273,578
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $1,855,966     $1,910,796     $5,316,882     $2,399,047     $2,415,517     $1,751,908
    Net transfers between Sub-Accounts
     and Fixed Account..................    3,622,741        416,832      6,481,871        768,779      2,940,443        350,911
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (226,833)        (8,627)      (386,418)       (12,258)      (525,826)       (47,719)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $5,251,874     $2,319,001     $11,412,335    $3,155,568     $4,830,134     $2,055,100
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $   87,014     $  --          $   18,907     $  --          $   95,365     $  --
    Annuity payments....................         (502)       --                (286)       --                (908)       --
    Adjustments to annuity reserve......       (1,032)       --              (1,052)       --                (329)       --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $   85,480     $  --          $   17,569     $  --          $   94,128     $  --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $5,337,354     $2,319,001     $11,429,904    $3,155,568     $4,924,262     $2,055,100
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $5,603,024     $2,411,238     $12,709,701    $3,639,502     $5,278,532     $2,328,678
NET ASSETS:
  Beginning of period...................    2,411,238        --           3,639,502        --           2,328,678        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $8,014,262     $2,411,238     $16,349,203    $3,639,502     $7,607,210     $2,328,678
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      AL3                           GS1                           GS2
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998(b)          1999         1998(c)          1999         1998(a)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  207,477     $   (1,923)    $  (28,273)    $   (6,002)    $   (3,005)    $     (383)
  Net realized gains (losses)...........        4,115         (3,015)        36,687         (6,745)        (7,082)        (5,269)
  Net unrealized gains (losses).........       44,739         96,395        484,402        229,353         53,756         10,059
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $  256,331     $   91,457     $  492,816     $  216,606     $   43,669     $    4,407
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $  780,921     $  437,232     $2,276,391     $1,763,717     $   53,712     $  258,204
    Net transfers between Sub-Accounts
     and Fixed Account..................      761,821        285,561      1,964,656        357,499        408,019         20,679
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (41,356)        (8,294)      (150,733)        (8,712)       (22,422)          (614)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $1,501,386     $  714,499     $4,090,314     $2,112,504     $  439,309     $  278,269
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $    2,569     $  --          $   89,247     $  --          $   19,466     $  --
    Annuity payments....................          (33)       --              (1,004)       --                (291)       --
    Adjustments to annuity reserve......          (53)       --              (2,083)       --              (2,347)       --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $    2,483     $  --          $   86,160     $  --          $   16,828     $  --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $1,503,869     $  714,499     $4,176,474     $2,112,504     $  456,137     $  278,269
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $1,760,200     $  805,956     $4,669,290     $2,329,110     $  499,806     $  282,676
NET ASSETS:
  Beginning of period...................      805,956        --           2,329,110        --             282,676        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $2,566,156     $  805,956     $6,998,400     $2,329,110     $  782,482     $  282,676
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period March 12, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      GS3                           GS4                           GS5
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998(a)          1999         1998(a)          1999         1998(d)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  (41,433)    $     (858)    $  (17,646)    $    6,362     $   (4,156)    $      866
  Net realized gains (losses)...........      214,775         (9,820)       (25,635)        (8,821)         3,158         (2,816)
  Net unrealized gains (losses).........      516,713        296,953        290,958        (71,917)        15,759         16,662
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $  690,055     $  286,275     $  247,677     $  (74,376)    $   14,761     $   14,712
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $2,187,220     $2,581,300     $  534,575     $1,443,172     $  340,820     $  238,188
    Net transfers between Sub-Accounts
     and Fixed Account..................    2,977,304        407,943        984,713        493,897        316,350         72,560
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (167,647)       (56,166)      (112,960)       (13,813)       (27,900)           (76)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $4,996,877     $2,933,077     $1,406,328     $1,923,256     $  629,270     $  310,672
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $   33,393     $  --          $  --          $  --          $   12,226     $  --
    Annuity payments....................           32        --             --             --                (185)       --
    Adjustments to annuity reserve......          (59)       --             --             --                (727)       --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $   33,366     $  --          $  --          $  --          $   11,314     $  --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $5,030,243     $2,933,077     $1,406,328     $1,923,256     $  640,584     $  310,672
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $5,720,298     $3,219,352     $1,654,005     $1,848,880     $  655,345     $  325,384
NET ASSETS:
  Beginning of period...................    3,219,352        --           1,848,880        --             325,384        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $8,939,650     $3,219,352     $3,502,885     $1,848,880     $  980,729     $  325,384
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(d) For the period March 17, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      JP1                           JP2                           JP3
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998 (b)         1999         1998 (b)         1999         1998 (b)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   29,228     $  232,080     $   (1,910)    $    2,468     $   (1,974)    $    3,318
  Net realized gains (losses)...........       95,349        (42,054)          (968)        (1,892)        (8,426)        (3,060)
  Net unrealized gains (losses).........      637,961         73,661         95,457          7,372         42,430         (1,240)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $  762,538     $  263,687     $   92,579     $    7,948     $   32,030     $     (982)
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $2,970,677     $1,481,091     $  394,372     $  401,185     $  208,313     $  126,177
    Net transfers between Sub-Accounts
     and Fixed Account..................    2,308,407      1,474,721        382,868         78,547        120,774         65,945
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (105,015)       (33,652)       (45,431)        (2,264)        (1,248)          (770)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $5,174,069     $2,922,160     $  731,809     $  477,468     $  327,839     $  191,352
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $   17,318     $  --          $   14,449     $  --          $  --          $  --
    Annuity payments....................         (266)       --                (219)       --             --             --
    Adjustments to annuity reserve......       (1,034)       --                (869)       --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $   16,018     $  --          $   13,361     $  --          $  --          $  --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $5,190,087     $2,922,160     $  745,170     $  477,468     $  327,839     $  191,352
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $5,952,625     $3,185,847     $  837,749     $  485,416     $  359,869     $  190,370
NET ASSETS:
  Beginning of period...................    3,185,847        --             485,416        --             190,370        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $9,138,472     $3,185,847     $1,323,165     $  485,416     $  550,239     $  190,370
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      LA1                           CAS
                                                  Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------
                                             Period                        Period
                                             Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,
                                              1999         1998 (b)         1999         1998 (c)
                                          ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  (41,820)    $  193,351     $  766,628     $   (9,437)
  Net realized gains (losses)...........       27,700         (3,464)       134,565        (34,447)
  Net unrealized gains (losses).........      833,092         21,161       (340,073)       629,805
                                          ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $  818,972     $  211,048     $  561,120     $  585,921
                                          ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $2,589,160     $2,829,156     $2,167,777     $1,880,023
    Net transfers between Sub-Accounts
     and Fixed Account..................    3,142,269        363,979      1,767,932      2,200,342
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (191,955)       (21,905)      (211,142)       (47,046)
                                          ------------   ------------   ------------   ------------
      Net accumulation activity.........   $5,539,474     $3,171,230     $3,724,567     $4,033,319
                                          ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $  --          $  --          $   49,260     $  --
    Annuity payments....................      --             --                (558)       --
    Adjustments to annuity reserve......      --             --              (1,616)       --
                                          ------------   ------------   ------------   ------------
      Net annuitization activity........   $  --          $  --          $   47,086     $  --
                                          ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $5,539,474     $3,171,230     $3,771,653     $4,033,319
                                          ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $6,358,446     $3,382,278     $4,332,773     $4,619,240
NET ASSETS:
  Beginning of period...................    3,382,278        --           4,619,240        --
                                          ------------   ------------   ------------   ------------
  End of period.........................   $9,740,724     $3,382,278     $8,952,013     $4,619,240
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------

(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period February 26, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                              MIT                    EGS                           GSS
                                          Sub-Account            Sub-Account                   Sub-Account
                                          ------------   ---------------------------   ---------------------------
                                             Period         Period                        Period
                                             Ended          Ended        Year Ended       Ended        Year Ended
                                            June 30,       June 30,     December 31,     June 30,     December 31,
                                            1999 (a)         1999         1998 (b)         1999         1998 (b)
                                          ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $     (195)    $   86,586     $   (9,825)    $  232,210     $   (5,092)
  Net realized gains (losses)...........            2        165,958        (43,942)        (1,686)        23,326
  Net unrealized gains (losses).........        8,274        655,142        777,281       (347,734)        13,091
                                          ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $    8,081     $  907,686     $  723,514     $ (117,210)    $   31,325
                                          ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $  296,470     $3,270,517     $3,011,641     $2,128,210     $1,300,822
    Net transfers between Sub-Accounts
     and Fixed Account..................       57,274      2,542,213      1,178,725      4,125,800        323,387
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................         (209)      (268,196)       (36,641)       (91,153)       (92,714)
                                          ------------   ------------   ------------   ------------   ------------
    Net accumulation activity...........   $  353,535     $5,544,534     $4,153,725     $6,162,857     $1,531,495
                                          ------------   ------------   ------------   ------------   ------------
  Annuitization activity:...............
    Annuitizations......................   $  --          $   54,604     $  --          $   26,994     $   40,389
    Annuity payments....................      --                (569)       --              (1,473)        (1,490)
    Annuity transfers...................      --             --             --             --              40,390
    Adjustments to annuity reserve......      --              (2,013)       --                (143)          (475)
                                          ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $  --          $   52,022     $  --          $   25,378     $   78,814
                                          ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $  353,535     $5,596,556     $4,153,725     $6,188,235     $1,610,309
                                          ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $  361,616     $6,504,242     $4,877,239     $6,071,025     $1,641,634
NET ASSETS:
  Beginning of period...................      --           4,877,239        --           1,641,634        --
                                          ------------   ------------   ------------   ------------   ------------
  End of period.........................   $  361,616     $11,381,481    $4,877,239     $7,712,659     $1,641,634
                                          ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------

(a) For the period May 17, 1999 (commencement of operations) through June 30, 1999.
(b) For the period February 20, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      HYS                   MIS                    MMS
                                                  Sub-Account           Sub-Account            Sub-Account
                                          ---------------------------   ------------   ---------------------------
                                             Period                        Period         Period
                                             Ended        Year Ended       Ended          Ended        Year Ended
                                            June 30,     December 31,     June 30,       June 30,     December 31,
                                              1999         1998 (c)       1999 (a)         1999         1998 (b)
                                          ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  337,239     $     (239)    $     (309)    $   68,865     $   48,895
  Net realized gains (losses)...........      (23,817)       (17,756)             9        --             --
  Net unrealized gains (losses).........     (224,425)        (2,792)        19,232        --             --
                                          ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $   88,997     $  (20,787)    $   18,932     $   68,865     $   48,895
                                          ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $1,475,754     $1,355,408     $  346,729     $  190,898     $5,275,423
    Net transfers between Sub-Accounts
     and Fixed Account..................    2,532,272        786,221         23,867        613,075     (1,482,996)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................     (174,238)        (6,849)          (216)      (366,977)       (11,403)
                                          ------------   ------------   ------------   ------------   ------------
    Net accumulation activity...........   $3,833,788     $2,134,780     $  370,380     $  436,996     $3,781,024
                                          ------------   ------------   ------------   ------------   ------------
  Annuitization activity:...............
    Annuitizations......................   $   80,856     $  --          $  --          $  --          $  --
    Annuity payments....................         (869)       --             --             --             --
    Adjustments to annuity reserve......         (806)       --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $   79,181     $  --          $  --          $  --          $  --
                                          ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $3,912,969     $2,134,780     $  370,380     $  436,996     $3,781,024
                                          ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $4,001,966     $2,113,993     $  389,312     $  505,861     $3,829,919
NET ASSETS:
  Beginning of period...................    2,113,993        --             --           3,829,919        --
                                          ------------   ------------   ------------   ------------   ------------
  End of period.........................   $6,115,959     $2,113,993     $  389,312     $4,335,780     $3,829,919
                                          ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------

(a) For the period May 17, 1999 (commencement of operations) through June 30, 1999.
(b) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(c) For the period February 26, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                              NWD            TRS                    UTS                           OP1
                                          Sub-Account    Sub-Account            Sub-Account                   Sub-Account
                                          ------------   ------------   ---------------------------   ---------------------------
                                             Period         Period         Period                        Period
                                             Ended          Ended          Ended        Year Ended       Ended        Year Ended
                                            June 30,       June 30,       June 30,     December 31,     June 30,     December 31,
                                            1999 (a)       1999 (a)         1999         1998 (c)         1999         1998 (b)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........     $    (93)    $     (195)      $713,860       $ (7,859)    $  225,588     $  (13,451)
  Net realized gains (losses)...........           11             (1)        36,834         (1,131)        17,816        (15,929)
  Net unrealized gains (losses).........        7,566            641       (145,279)       203,450        351,049        201,803
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................     $  7,484     $      445       $605,415       $194,460     $  594,453     $  172,423
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........     $113,404     $  217,116      1$,779,234     1$,634,726    $1,825,106     $2,532,266
    Net transfers between Sub-Accounts
     and Fixed Account..................        4,561          6,069      3,752,222      1,078,739      3,588,019      1,176,486
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................         (160)        (1,000)      (228,070)       (10,177)      (188,631)       (21,619)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........     $117,805     $  222,185      5$,303,386     2$,703,288    $5,224,494     $3,687,133
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................     $--          $  --            $ 49,607       $--          $    7,682     $  --
    Annuity payments....................      --             --                (561)       --                 (37)       --
    Adjustments to annuity reserve......      --             --                (650)       --                 123        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........     $--          $  --            $ 48,396       $--          $    7,768     $  --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............     $117,805     $  222,185      5$,351,782     2$,703,288    $5,232,262     $3,687,133
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...     $125,289     $  222,630      5$,957,197     2$,897,748    $5,826,715     $3,859,556
NET ASSETS:
  Beginning of period...................      --             --           2,897,748        --           3,859,556        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................     $125,289     $  222,630      8$,854,945     2$,897,748    $9,686,271     $3,859,556
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

(a) For the period May 17, 1999 (commencement of operations) through June 30, 1999.
(b) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(c) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      OP2                           OP3                           OP4
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998 (b)         1999         1998 (c)         1999         1998 (d)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  (11,508)    $      235     $   (2,207)    $   (1,846)    $    4,414     $       (1)
  Net realized gains (losses)...........        8,595        (19,298)        (7,690)        (7,219)         1,922        --
  Net unrealized gains (losses).........      123,471         41,964        107,358         28,952         26,854             54
                                          ------------   ------------   ------------   ------------   ------------        ------
      Increase (Decrease) in net assets
       from operations..................   $  120,558     $   22,901     $   97,461     $   19,887     $   33,190     $       53
                                          ------------   ------------   ------------   ------------   ------------        ------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $  763,389     $  772,014     $  371,632     $  507,596     $  669,170     $    1,000
    Net transfers between Sub-Accounts
     and Fixed Account..................    1,051,737        114,451        749,356        197,133        437,351        --
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (64,162)        (3,783)       (31,766)        (8,885)        (2,598)       --
                                          ------------   ------------   ------------   ------------   ------------        ------
      Net accumulation activity.........   $1,750,964     $  882,682     $1,089,222     $  695,844     $1,103,923     $    1,000
                                          ------------   ------------   ------------   ------------   ------------        ------
  Annuitization activity:
    Annuitizations......................   $   38,341     $  --          $   15,827     $  --          $  --          $  --
    Annuity payments....................         (214)       --                (238)       --             --             --
    Adjustments to annuity reserve......       (1,057)       --              (1,094)       --             --             --
                                          ------------   ------------   ------------   ------------   ------------        ------
      Net annuitization activity........   $   37,070     $  --          $   14,495     $  --          $  --          $  --
                                          ------------   ------------   ------------   ------------   ------------        ------
  Increase (Decrease) in net assets from
   participant transactions.............   $1,788,034     $  882,682     $1,103,717     $  695,844     $1,103,923     $    1,000
                                          ------------   ------------   ------------   ------------   ------------        ------
    Increase (Decrease) in net assets...   $1,908,592     $  905,583     $1,201,178     $  715,731     $1,137,113     $    1,053
NET ASSETS:
  Beginning of period...................      905,583        --             715,731        --               1,053        --
                                          ------------   ------------   ------------   ------------   ------------        ------
  End of period.........................   $2,814,175     $  905,583     $1,916,909     $  715,731     $1,138,166     $    1,053
                                          ------------   ------------   ------------   ------------   ------------        ------
                                          ------------   ------------   ------------   ------------   ------------        ------

(b) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(c) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(d) For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      SB1                           SB2                           SB3
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998 (b)         1999         1998 (b)         1999         1998 (a)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   (1,888)    $    3,553     $   (3,316)    $     (252)    $  (29,585)    $  121,348
  Net realized gains (losses)...........        2,482         (1,757)         2,497           (857)       (14,245)         9,630
  Net unrealized gains (losses).........       33,337         23,271         73,253         19,454        (18,743)       (66,852)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $   33,931     $   25,067     $   72,434     $   18,345     $  (62,573)    $   64,126
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $   20,844     $  200,980     $   92,996     $  263,704     $  160,066     $2,139,351
    Net transfers between Sub-Accounts
     and Fixed Account..................       57,841          8,030        139,136         49,888      2,611,618        722,156
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (27,495)        (2,808)        (2,381)        (1,853)      (109,714)       (13,933)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $   51,190     $  206,202     $  229,751     $  311,739     $2,661,970     $2,847,574
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $  --          $  --          $  --          $  --          $   30,708     $  --
    Annuity payments....................      --             --             --             --                (434)       --
    Adjustments to annuity reserve......      --             --             --             --              (1,150)       --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $  --          $  --          $  --          $  --          $   29,124     $  --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $   51,190     $  206,202     $  229,751     $  311,739     $2,691,094     $2,847,574
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $   85,121     $  231,269     $  302,185     $  330,084     $2,628,521     $2,911,700
NET ASSETS:
  Beginning of period...................      231,269        --             330,084        --           2,911,700        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $  316,390     $  231,269     $  632,269     $  330,084     $5,540,221     $2,911,700
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      SB4                          SCA1                          SCA2
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998 (b)         1999         1998 (c)         1999         1998 (c)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  (28,550)    $   39,286     $   11,334     $        3     $   19,038     $       13
  Net realized gains (losses)...........       12,320         (1,146)       --             --              (1,664)            (1)
  Net unrealized gains (losses).........      190,074         64,469        --             --             (31,228)            21
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase (Decrease) in net assets
       from operations..................   $  173,844     $  102,609     $   11,334     $        3     $  (13,854)    $       33
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
  Purchase payments received............   $   24,145     $1,946,618     $1,968,268     $    2,000     $1,130,931     $   18,000
  Net transfers between Sub-Accounts and
   Fixed Account........................    2,271,945        945,488        254,228        --           1,472,823        --
  Withdrawals, surrenders,
   annuitizations and contract
   charges..............................     (159,596)       (11,783)       (34,339)       --             (53,652)       --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $2,136,494     $2,880,323     $2,188,157     $    2,000     $2,550,102     $   18,000
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $  --          $  --          $  --          $  --          $   44,724     $  --
    Annuity payments....................      --             --             --             --                 (62)       --
    Adjustments to annuity reserve......      --             --             --             --                (212)       --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net annuitization activity........   $  --          $  --          $  --          $  --          $   44,450     $  --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $2,136,494     $2,880,323     $2,188,157     $    2,000     $2,594,552     $   18,000
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $2,310,338     $2,982,932     $2,199,491     $    2,003     $2,580,698     $   18,033
NET ASSETS:
  Beginning of period...................    2,982,932        --               2,003        --              18,033        --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $5,293,270     $2,982,932     $2,201,494     $    2,003     $2,598,731     $   18,033
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------

(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                     SCA3                           WP1                           WP2
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------   ---------------------------
                                             Period                        Period                        Period
                                             Ended        Year Ended       Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                              1999         1998 (c)         1999         1998 (a)         1999         1998 (b)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   (1,573)    $       (1)    $     (466)    $     (679)    $   (1,348)    $   (1,361)
  Net realized gains (losses)...........          969        --              28,446         (4,817)        (2,510)       (33,030)
  Net unrealized gains (losses).........       22,013             97         80,914         (3,352)        29,306         (1,858)
                                          ------------        ------    ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets
     from operations....................   $   21,409     $       96     $  108,894     $   (8,848)    $   25,448     $  (36,249)
                                          ------------        ------    ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
  Purchase payments received............   $  264,892     $    7,000     $   87,432     $  133,941     $  137,403     $  169,921
  Net transfers between Sub-Accounts and
   Fixed Account........................      229,681        --              66,070         40,476        143,498         32,859
  Withdrawals, surrenders,
   annuitizations and contract charges..       (8,444)       --             (16,354)          (742)        (1,682)          (879)
                                          ------------        ------    ------------   ------------   ------------   ------------
      Net accumulation activity.........   $  486,129     $    7,000     $  137,148     $  173,675     $  279,219     $  201,901
                                          ------------        ------    ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $    3,427     $  --          $   13,441     $  --          $  --          $  --
    Annuity payments....................      --             --                (226)       --             --             --
    Adjustments to annuity reserve......           (1)       --                (641)       --             --             --
                                          ------------        ------    ------------   ------------   ------------   ------------
      Net annuitization activity........   $    3,426     $  --          $   12,574     $  --          $  --          $  --
                                          ------------        ------    ------------   ------------   ------------   ------------
  Increase (Decrease) in net assets from
   participant transactions.............   $  489,555     $    7,000     $  149,722     $  173,675     $  279,219     $  201,901
                                          ------------        ------    ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets...   $  510,964     $    7,096     $  258,616     $  164,827     $  304,667     $  165,652
NET ASSETS:
  Beginning of period...................        7,096        --             164,827        --             165,652        --
                                          ------------        ------    ------------   ------------   ------------   ------------
  End of period.........................   $  518,060     $    7,096     $  423,443     $  164,827     $  470,319     $  165,652
                                          ------------        ------    ------------   ------------   ------------   ------------
                                          ------------        ------    ------------   ------------   ------------   ------------

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      WP3                           WP4
                                                  Sub-Account                   Sub-Account
                                          ---------------------------   ---------------------------
                                             Period                        Period
                                             Ended        Year Ended       Ended        Year Ended
                                            June 30,     December 31,     June 30,     December 31,
                                              1999         1998 (b)         1999         1998 (b)
                                          ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   (1,145)    $     (535)    $   (3,492)    $   (2,271)
  Net realized gains (losses)...........       (1,840)          (239)         7,153        (26,102)
  Net unrealized gains (losses).........       27,277          7,438         48,009         29,531
                                          ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets
     from operations....................   $   24,292     $    6,664     $   51,670     $    1,158
                                          ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $   56,373     $  113,755     $  157,993     $  378,201
    Net transfers between Sub-Accounts
     and Fixed Account..................       37,093         17,358        156,224         (5,371)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (15,587)          (830)       (30,057)        (2,707)
                                          ------------   ------------   ------------   ------------
      Net accumulation activity.........   $   77,879     $  130,283     $  284,160     $  370,123
                                          ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations......................   $   14,959     $  --          $  --          $  --
    Annuity payments....................         (226)       --             --             --
    Adjustments to annuity reserve......       (1,718)       --             --             --
                                          ------------   ------------   ------------   ------------
      Net annuitization activity........   $   13,015     $  --          $  --          $  --
                                          ------------   ------------   ------------   ------------
    Increase (Decrease) in net assets
     from participant transactions......   $   90,894     $  130,283     $  284,160     $  370,123
                                          ------------   ------------   ------------   ------------
      Increase (Decrease) in net
       assets...........................   $  115,186     $  136,947     $  335,830     $  371,281
NET ASSETS:
  Beginning of period...................      136,947        --             371,281        --
                                          ------------   ------------   ------------   ------------
  End of period.........................   $  252,133     $  136,947     $  707,111     $  371,281
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------

(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts and Futurity Focus contracts (collectively, the "Contracts") and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, Salomon Brothers Variable Series Funds Inc. and Warburg Pincus Trust. With respect to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust (collectively, the "Funds").

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(2) SIGNIFICANT ACCOUNTING POLICIES -- continued

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Futurity and Futurity II contracts and 1.00% for Futurity Focus contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts and $50 in the case of Futurity Focus contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                                   Units Transferred
                                                                                                  Between Sub-Accounts
                                                                                                          and
                                       Units Outstanding                                           Fixed Accumulation
                                      Beginning of Period              Units Purchased                  Account
                                 ------------------------------  ----------------------------  --------------------------
                                   Period                                        Year Ended      Period      Year Ended
                                 Ended June      Year Ended      Period Ended   December 31,   Ended June   December 31,
                                  30, 1999    December 31, 1998  June 30, 1999      1998        30, 1999        1998
                                 -----------  -----------------  -------------  -------------  -----------  -------------
 FUTURITY CONTRACTS:
 AIM1 (a)......................     141,292          --               18,630        120,297        30,175        21,989
 AIM2 (a)......................     204,502          --               26,247        188,055       138,463        18,286
 AIM3 (b)......................     332,662          --               31,650        211,522       269,331       126,191
 AIM4 (a)......................     216,812          --               17,906        175,562       192,101        42,064
 AL1 (b).......................     285,990          --               71,170        220,381       318,309        66,702
 AL2 (b).......................     194,995          --               35,996        166,134       167,790        33,387
 AL3 (b).......................      77,472          --                9,714         46,464        57,346        31,855
 GS1 (c).......................     210,952          --               32,463        174,066       107,692        37,773
 GS2 (a).......................      31,476          --                  515         28,820        27,979         2,730
 GS3 (a).......................     282,488          --               23,344        245,810       170,826        41,721
 GS4 (a).......................     199,770          --                6,507        146,654        61,212        54,644
 GS5 (d).......................      30,394          --                2,568         22,922        17,293         7,479
 JP1 (b).......................     293,787          --               68,550        153,409       125,799       143,890
 JP2 (b).......................      52,419          --                7,688         43,568        32,613         9,107
 JP3 (b).......................      22,655          --                7,293         14,226         1,610         8,529
 LA1 (b).......................     333,805          --               33,523        295,576       186,301        40,527
 CAS (e).......................     403,733          --               27,937        182,671        71,114       225,749
 EGS (a).......................     397,132          --               42,821        286,458       133,790       114,747
 GSS (a).......................     150,350          --               30,391        124,697       291,341        30,755
 HYS (e).......................     217,924          --               22,912        136,139       186,318        82,554
 MMS (a).......................     371,404          --               18,435        520,396        59,787      (145,427)
 UTS (b).......................     278,221          --               34,726        168,365       289,378       110,939
 OP1 (a).......................     363,748          --               23,828        249,514       252,178       116,381
 OP2 (a).......................      93,160          --               17,640         80,719        59,219        12,844
 OP3 (b).......................      86,567          --                9,948         62,966        78,882        24,744
 SB1 (b).......................      21,329          --                1,933         20,954         5,204           660
 SB2 (b).......................      32,282          --                9,029         27,151        12,889         5,324
 SB3 (a).......................     277,473          --               15,369        208,817       250,757        69,996
 SB4 (b).......................     293,921          --                3,699        199,267       220,779        95,844
 WP1 (a).......................      22,480          --                8,977         17,004         5,222         5,576
 WP2 (b).......................      18,253          --                5,436         17,656        13,870           697
 WP3 (b).......................      14,715          --                4,185         12,602         2,521         2,213
 WP4 (b).......................      41,843          --                2,640         42,727        13,593           (84)


                                        Units Withdrawn,
                                        Surrendered, and             Units Outstanding
                                           Annuitized                  End of Period
                                 ------------------------------  --------------------------
                                                  Year Ended       Period      Year Ended
                                 Period Ended    December 31,    Ended June   December 31,
                                 June 30, 1999       1998         30, 1999        1998
                                 -------------  ---------------  -----------  -------------
 FUTURITY CONTRACTS:
 AIM1 (a)......................       (4,094)           (994)       186,003       141,292
 AIM2 (a)......................       (4,155)         (1,839)       365,057       204,502
 AIM3 (b)......................      (15,185)         (5,051)       618,458       332,662
 AIM4 (a)......................      (12,884)           (814)       413,935       216,812
 AL1 (b).......................      (25,205)         (1,093)       650,264       285,990
 AL2 (b).......................      (33,594)         (4,526)       365,187       194,995
 AL3 (b).......................       (3,624)           (847)       140,908        77,472
 GS1 (c).......................       (6,927)           (887)       344,180       210,952
 GS2 (a).......................       (2,592)            (74)        57,378        31,476
 GS3 (a).......................       (9,837)         (5,043)       466,821       282,488
 GS4 (a).......................      (11,158)         (1,528)       256,331       199,770
 GS5 (d).......................       (1,904)             (7)        48,351        30,394
 JP1 (b).......................       (8,318)         (3,512)       479,818       293,787
 JP2 (b).......................       (4,366)           (256)        88,354        52,419
 JP3 (b).......................          (76)           (100)        31,482        22,655
 LA1 (b).......................      (16,680)         (2,298)       536,949       333,805
 CAS (e).......................      (15,082)         (4,687)       487,702       403,733
 EGS (a).......................      (17,272)         (4,073)       556,471       397,132
 GSS (a).......................       (6,010)         (5,102)       466,072       150,350
 HYS (e).......................       (8,400)           (769)       418,754       217,924
 MMS (a).......................      (35,218)         (3,565)       414,408       371,404
 UTS (b).......................      (17,823)         (1,083)       584,502       278,221
 OP1 (a).......................      (16,090)         (2,147)       623,664       363,748
 OP2 (a).......................       (3,810)           (403)       166,209        93,160
 OP3 (b).......................       (3,491)         (1,143)       171,906        86,567
 SB1 (b).......................       (2,517)           (285)        25,949        21,329
 SB2 (b).......................         (222)           (193)        53,978        32,282
 SB3 (a).......................      (10,579)         (1,340)       533,020       277,473
 SB4 (b).......................      (16,853)         (1,190)       501,546       293,921
 WP1 (a).......................       (1,901)           (100)        34,778        22,480
 WP2 (b).......................         (186)           (100)        37,373        18,253
 WP3 (b).......................       (1,764)           (100)        19,657        14,715
 WP4 (b).......................       (2,761)           (800)        55,315        41,843

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period March 12, 1998 (commencement of operations) through December 31, 1998.
(d) For the period March 17, 1998 (commencement of operations) through December 31, 1998.
(e) For the period February 26, 1998 (commencement of operations) through December 31, 1998.

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                                         Units Transferred
                                                                                                        Between Sub-Accounts
                                                                                                                and
                                         Units Outstanding                                               Fixed Accumulation
                                        Beginning of Period                Units Purchased                    Account
                                 ----------------------------------  ----------------------------  ------------------------------
                                                                       Period       Year Ended       Period
                                  Period Ended       Year Ended      Ended June    December 31,    Ended June      Year Ended
                                  June 30, 1999   December 31, 1998   30, 1999         1998         30, 1999    December 31, 1998
                                 ---------------  -----------------  -----------  ---------------  -----------  -----------------
 FUTURITY II CONTRACTS:
 AIM1 (a)......................           100            --              62,689            100         24,875          --
 AIM2 (a)......................         1,049            --             271,288          1,049         94,217          --
 AIM3 (a)......................         1,704            --             268,110          1,704        104,571          --
 AIM4 (b)......................         2,553            --             163,301          2,553        140,681          --
 AL1 (a).......................         2,044            --             348,466          2,044        171,692          --
 AL2 (b).......................         1,785            --             161,991          1,785         77,432          --
 AL3 (a).......................           100            --              55,869            100         13,388          --
 GS1 (c).......................           786            --             162,783            786         60,907          --
 GS2 (a).......................           100            --               5,247            100         15,114          --
 GS3 (b).......................         2,341            --             171,050          2,341         78,462          --
 GS4 (a).......................           100            --              42,305            100         35,766          --
 GS5 (c).......................           578            --              28,309            578         12,251          --
 JP1 (a).......................           474            --             187,716            474         73,741          --
 JP2 (a).......................           100            --              29,155            100          6,128          --
 JP3 (a).......................           100            --              13,892            100          9,527          --
 LA1 (b).......................         1,763            --             186,554          1,763         98,392          --
 CAS (a).......................         2,367            --             155,163          2,367         82,478          --
 CGS (d).......................        --                --              27,893         --              5,607          --
 EGS (c).......................         3,662            --             231,789          3,662         70,070          --
 GSS (b).......................         1,027            --             173,120          1,027        112,315          --
 HYS (b).......................           729            --             109,217            729         64,295          --
 MIS (d).......................        --                --              34,631         --              2,273          --
 NWD (d).......................        --                --               9,049         --                331          --
 TRS (d).......................        --                --              21,705         --                506          --
 UTS (c).......................           821            --             121,937            821         62,636          --
 OP1 (b).......................         1,517            --             140,233          1,517         75,122          --
 OP2 (a).......................           150            --              54,518            150         45,177          --
 OP3 (a).......................           100            --              30,163            100         11,468          --
 OP4 (a).......................           100            --              61,746            100         39,309          --
 SCA1 (a)......................           200            --             181,846            200         25,458          --
 SCA2 (a)......................         1,806            --             116,658          1,806        148,363          --
 SCA3 (a)......................           705            --              30,311            705         23,012          --
 WP1 (a).......................           100            --               1,839            100          2,888          --
 WP2 (a).......................           100            --               8,342            100          1,394          --
 WP3 (a).......................           100            --               1,310            100          1,146          --
 WP4 (a).......................           100            --              12,670            100          3,820          --


                                         Units Withdrawn,
                                         Surrendered, and               Units Outstanding
                                            Annuitized                    End of Period
                                 --------------------------------  ----------------------------
                                                                     Period       Year Ended
                                 Period Ended      Year Ended      Ended June    December 31,
                                 June 30, 1999  December 31, 1998   30, 1999         1998
                                 -------------  -----------------  -----------  ---------------
 FUTURITY II CONTRACTS:
 AIM1 (a)......................         (914)          --              86,750            100
 AIM2 (a)......................       (9,430)          --             357,124          1,049
 AIM3 (a)......................       (2,289)          --             372,096          1,704
 AIM4 (b)......................      (14,736)          --             291,799          2,553
 AL1 (a).......................       (3,973)          --             518,229          2,044
 AL2 (b).......................       (9,556)          --             231,652          1,785
 AL3 (a).......................         (311)          --              69,046            100
 GS1 (c).......................       (7,042)          --             217,434            786
 GS2 (a).......................         (771)          --              19,690            100
 GS3 (b).......................      (14,356)          --             237,497          2,341
 GS4 (a).......................         (400)          --              77,771            100
 GS5 (c).......................         (761)          --              40,377            578
 JP1 (a).......................       (1,577)          --             260,354            474
 JP2 (a).......................       (1,189)          --              34,194            100
 JP3 (a).......................          (62)          --              23,457            100
 LA1 (b).......................       (3,475)          --             283,234          1,763
 CAS (a).......................       (3,314)          --             236,694          2,367
 CGS (d).......................          (21)          --              33,479         --
 EGS (c).......................      (12,243)          --             293,278          3,662
 GSS (b).......................       (3,376)          --             283,086          1,027
 HYS (b).......................       (5,242)          --             168,999            729
 MIS (d).......................          (21)          --              36,883         --
 NWD (d).......................          (15)          --               9,365         --
 TRS (d).......................         (101)          --              22,110         --
 UTS (c).......................       (4,833)          --             180,561            821
 OP1 (b).......................       (1,682)          --             215,190          1,517
 OP2 (a).......................       (2,664)          --              97,181            150
 OP3 (a).......................         (459)          --              41,272            100
 OP4 (a).......................         (243)          --             100,912            100
 SCA1 (a)......................       (1,412)          --             206,092            200
 SCA2 (a)......................      (14,317)          --             252,510          1,806
 SCA3 (a)......................       (5,204)          --              48,824            705
 WP1 (a).......................         (243)          --               4,584            100
 WP2 (a).......................       --               --               9,836            100
 WP3 (a).......................       --               --               2,556            100
 WP4 (a).......................         (670)          --              15,920            100

(a) For the period December 15, 1998 (commencement of operations) through December 31, 1998.
(b) For the period December 17, 1998 (commencement of operations) through December 31, 1998.
(c) For the period December 29, 1998 (commencement of operations) through December 31, 1998.
(d) For the period May 17, 1999 (commencement of operations) through June 30, 1999.

FUTURITY, FUTURITY II AND FUTURITY FOCUS SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                         Units Transferred         Units
                                                                       Between Sub-Accounts     Withdrawn,
                                                                                and            Surrendered,         Units
                                  Units Outstanding                     Fixed Accumulation          and          Outstanding
                                 Beginning of Period  Units Purchased         Account           Annuitized      End of Period
                                 -------------------  ---------------  ---------------------  ---------------  ---------------
                                    Period Ended       Period Ended        Period Ended        Period Ended     Period Ended
                                    June 30, 1999      June 30, 1999       June 30, 1999       June 30, 1999    June 30, 1999
                                 -------------------  ---------------  ---------------------  ---------------  ---------------
 FUTURITY FOCUS CONTRACTS:
 AIM1 (a)......................          --                  2,392                  (6)             --                2,386
 AIM2 (a)......................          --                  2,559                 151              --                2,710
 AIM3 (a)......................          --                 17,261                 496              --               17,757
 AIM4 (a)......................          --                    806                 218              --                1,024
 AL1 (a).......................          --                 17,113                 513              (1,337)          16,289
 AL2 (a).......................          --                 14,681                (178)             (1,333)          13,170
 AL3 (a).......................          --                  2,894              --                  --                2,894
 GS1 (a).......................          --                    100              --                  --                  100
 GS2 (a).......................          --                    100              --                  --                  100
 GS3 (a).......................          --                  3,265                 202              --                3,467
 GS4 (a).......................          --                  1,730              --                  --                1,730
 GS5 (a).......................          --                  1,108                 345              --                1,453
 JP1 (a).......................          --                  8,537                 146              --                8,683
 JP2 (a).......................          --                    520              --                  --                  520
 JP3 (a).......................          --                    340                  89              --                  429
 LA1 (b).......................          --                 13,083                 158              --               13,241
 CAS (a).......................          --                  8,907                 512              --                9,419
 CGS (b).......................          --                  1,585                  99              --                1,684
 EGS (a).......................          --                 10,228                 174                (123)          10,279
 GSS (a).......................          --                 11,855                (704)             --               11,151
 HYS (a).......................          --                 10,352              (1,525)             (3,481)           5,346
 MIS (b).......................          --                 --                     110              --                  110
 NWD (b).......................          --                  1,952                 115              --                2,067
 TRS (b).......................          --                 --                     103              --                  103
 UTS (a).......................          --                  8,609                 119              --                8,728
 OP1 (a).......................          --                  3,142                 (94)             --                3,048
 OP2 (a).......................          --                  2,360                   3              --                2,363
 OP3 (a).......................          --                    100              --                  --                  100
 OP4 (a).......................          --                    476                 142              --                  618
 SCA1 (a)......................          --                 13,032                (349)             (1,988)          10,695
 SCA2 (a)......................          --                  6,524                 115              --                6,639
 SCA3 (a)......................          --                    393                  (1)               (109)             283
 WP1 (a).......................          --                    100              --                  --                  100
 WP2 (a).......................          --                    100                 123              --                  223
 WP3 (a).......................          --                    100              --                  --                  100
 WP4 (a).......................          --                    100              --                  --                  100

(a) For the period May 15, 1999 (commencement of operations) through June 30, 1999.
(b) For the period May 17, 1999 (commencement of operations) through June 30, 1999.

INDEPENDENT AUDITORS' REPORT

To the Participants in Futurity, Futurity II and Futurity Focus and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, The Alger American Growth Sub-Account, The Alger American Income and Growth Sub-Account, The Alger American Small Capitalization Sub-Account, Goldman Sachs CORE Large Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Equity Sub-Account, OCC Mid Cap Sub-Account, OCC Small Cap Sub-Account, OCC Managed Sub-Account, Salomon Brothers Variable Capital Sub-Account, Salomon Brothers Variable Investors Sub-Account, Salomon Brothers Variable Strategic Bond Sub-Account, Salomon Brothers Variable Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Warburg Pincus Emerging Markets Sub-Account, Warburg Pincus International Equity Sub-Account, Warburg Pincus Post-Venture Capital Sub-Account and Warburg Pincus Small Company Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of June 30, 1999, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1999 and the year ended December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 6, 1999

                               Semi-Annual Report
                                 June 30, 1999

                                     [LOGO]
A professionally managed annuity issued by Sun Life Assurance Company of Canada
                                     (U.S.)

DIRECTORS AND OFFICERS OF SUN LIFE               SUN LIFE ASSURANCE
ASSURANCE COMPANY OF CANADA (U.S.)               COMPANY OF CANADA (U.S.)
---------------------------------------------    ---------------------------------------
DONALD A. STEWART, Chairman and Director         ANNUITY SERVICE MAILING ADDRESS
C. JAMES PRIEUR, President and Director          Sun Life of Canada (U.S.)
S. CAESAR RABOY, Director                        P.O. Box 9133
RICHARD B. BAILEY, Director                      Boston, MA 02103-9986
M. COLYER CRUM, Director                         GENERAL DISTRIBUTOR
DAVID D. HORN, Director                          Clarendon Insurance Agency, Inc.
JOHN S. LANE, Director                           One Sun Life Executive Park
ANGUS A. MacNAUGHTON, Director                   Wellesley Hills, MA 02481
JOHN D. McNEIL, Director                         LEGAL COUNSEL
PETER F. DEMUTH, Vice President,                 Covington & Burling
    Chief Counsel and Assistant Secretary        1201 Pennsylvania Avenue, N.W.
JAMES A. McNULTY, III, Vice President            P.O. Box 7566
    and Assistant General Manager                Washington, D.C. 20044-7566
JAMES M. A. ANDERSON, Vice President,            AUDITORS
    Investments                                  Deloitte & Touche LLP
ROBERT P. VROLYK, Vice President, Finance        200 Berkeley Street
    and Actuary                                  Boston, MA 02116
L. BROCK THOMSON, Vice President                 This report is prepared for the general information
    and Treasurer                                of contract owners and participants. It is
ELLEN B. KING, Assistant Counsel                 authorized for distribution to prospective
    and Secretary                                purchasers only when preceded or accompanied by an
                                                 effective prospectus.

     ACCOUNT INFORMATION : For account information, please call toll-free:
     1-888-717-4387 anytime from a touch-tone telephone. To speak to a customer service representative, please call toll-free: 1-888-786-2435 on any business day from 8 a.m. to 6 p.m. Eastern time.
                                                                   FUTUS-8/99 4M